TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.7%
	Aerospace — 0.5%
3,600	Hexcel Corp.	$162,792

	Automotive — 3.8%
10,500	Rush Enterprises Inc., Cl. A	435,330
10,600	Winnebago Industries Inc.	706,172

		1,141,502

	Aviation: Parts and Services — 1.8%
26,700	AAR Corp.	551,889

	Banking — 18.6%
22,600	Atlantic Capital Bancshares Inc.†	274,816
9,433	Atlantic Union Bankshares Corp.	218,468
15,600	Banc of California Inc.	168,948
13,200	BankUnited Inc.	267,300
8,400	Columbia Banking System Inc.	238,098
3,200	Financial Institutions Inc.	59,552
34,400	First Foundation Inc.	562,096
9,300	Glacier Bancorp Inc.	328,197
52,050	Investors Bancorp Inc.	442,425
6,500	Live Oak Bancshares Inc.	94,315
17,150	OceanFirst Financial Corp.	302,355
17,350	OFG Bancorp	231,969
17,000	PCSB Financial Corp.	215,560
4,021	South State Corp.	191,641
20,806	Sterling Bancorp	243,846
22,200	TrustCo Bank Corp.	140,526
19,050	Umpqua Holdings Corp.	202,692
50,320	Valley National Bancorp	393,502
33,200	Veritex Holdings Inc.	587,640
14,000	Washington Federal Inc.	375,760
4,700	Washington Trust Bancorp Inc.	153,925

		5,693,631

	Broadcasting — 0.9%
11,800	Chicken Soup For The Soul Entertainment Inc.†	81,538
20,600	Hemisphere Media Group Inc.†	202,498

		284,036

	Building and Construction — 2.1%
5,500	EMCOR Group Inc.	363,770
8,800	MYR Group Inc.†	280,808

		644,578

	Business Services — 5.1%
21,000	ABM Industries Inc.	762,300
3,150	FTI Consulting Inc.†	360,833
3,900	Heidrick & Struggles International Inc.	84,318
6,600	McGrath RentCorp	356,466

		1,563,917

	Communications — 0.7%
14,100	Meredith Corp.	205,155

	Communications Equipment — 5.0%
94,500	Extreme Networks Inc.†	410,130
122,800	Infinera Corp.†	726,976
4,822	Lumentum Holdings Inc.†	392,655

		1,529,761

	Computer Software and Services — 8.4%
7,600	Bottomline Technologies DE Inc.†	385,852
28,400	Cloudera Inc.†	361,248
39,800	NetScout Systems Inc.†	1,017,288
16,300	Progress Software Corp.	631,625
8,600	Teradata Corp.†	178,880

		2,574,893

	Consumer Products — 2.6%
18,800	Hanesbrands Inc.	212,252

Shares		Market Value

2,500	iRobot Corp.†	$209,750
3,900	KAR Auction Services Inc.	53,664
7,300	Oxford Industries Inc.	321,273

		796,939

	Diversified Industrial — 2.0%
4,900	Kennametal Inc.	140,679
26,900	Steelcase Inc., Cl. A	324,414
17,700	Textainer Group Holdings Ltd.†	144,786

		609,879

	Electronics — 6.2%
13,300	Advanced Energy Industries Inc.†	901,607
7,500	FARO Technologies Inc.†	402,000
14,100	Plantronics Inc.	206,988
25,700	TTM Technologies Inc.†	304,802
900	Woodward Inc.	69,795

		1,885,192

	Energy and Utilities — 4.8%
55,200	Centennial Resource Development Inc., Cl. A†	49,128
10,800	ChampionX Corp.†	105,408
41,200	Magnolia Oil & Gas Corp., Cl. A†	249,672
24,200	Matador Resources Co.†	205,700
23,700	Oceaneering International Inc.†	151,443
34,500	Parsley Energy Inc., Cl. A	368,460
94,200	Patterson-UTI Energy Inc.	326,874
2,100	Penn Virginia Corp.†	20,013

		1,476,698

	Environmental Control — 1.4%
22,600	Evoqua Water Technologies Corp.†	420,360

	Equipment and Supplies — 1.5%
11,300	CIRCOR International Inc.†	287,924
5,300	Flowserve Corp.	151,156

		439,080

	Financial Services — 3.9%
22,600	Boston Private Financial Holdings Inc.	155,488
11,900	Brown & Brown Inc.	485,044
3,900	Mercury General Corp.	158,925
6,400	ProAssurance Corp.	92,608
6,500	Stifel Financial Corp.	308,295

		1,200,360

	Health Care — 7.2%
2,700	AMN Healthcare Services Inc.†	122,148
1,780	ICU Medical Inc.†	328,072
12,800	Natus Medical Inc.†	279,296
5,850	Omnicell Inc.†	413,127
38,500	Patterson Cos. Inc.	847,000
9,000	Supernus Pharmaceuticals Inc.†	213,750

		2,203,393

	Machinery — 1.3%
42,300	Mueller Water Products Inc., Cl. A	398,889

	Real Estate — 0.7%
4,000	Alpine Income Property Trust Inc., REIT	65,040
8,500	CareTrust REIT Inc.	145,860

		210,900

	Retail — 3.8%
13,350	American Eagle Outfitters Inc.	145,515
45,100	Ethan Allen Interiors Inc.	533,533
2,300	Penske Automotive Group Inc.	89,033
12,200	The Hain Celestial Group Inc.†	384,422

		1,152,503

	Semiconductors — 9.2%
1,100	Cabot Microelectronics Corp.	153,494

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2020 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Semiconductors (Continued)
10,700	Entegris Inc.	$631,835
19,100	FormFactor Inc.†	560,203
14,200	Marvell Technology Group Ltd.	497,852
7,500	nLight Inc.†	166,950
23,500	Onto Innovation Inc.†	799,940

		2,810,274

	Specialty Chemicals — 4.7%
26,700	Darling Ingredients Inc.†	657,354
44,700	Ferro Corp.†	533,718
2,700	Minerals Technologies Inc.	126,711
4,700	PolyOne Corp.	123,281

		1,441,064

	Transportation — 1.5%
19,900	The Greenbrier Companies Inc.	452,725

	TOTAL COMMON STOCKS	29,850,410

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
$715,000	U.S. Treasury Bills, 0.120% to 0.156%††, 08/27/20 to 09/03/20	$714,836

	TOTAL INVESTMENTS — 100.0% (Cost $31,414,106)	$30,565,246

†	Non-income producing security.

††	Represents annualized yields at dates of purchase.

REIT Real Estate Investment Trust

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